ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

August 12, 2022

Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Western Asset Funds, Inc. (on behalf of Western Asset High Yield Fund)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for Western Asset Funds, Inc. (“Registrant”). This Form N-14 is being filed in connection with a reorganization of Western Asset Global High Yield Bond Fund, a series of Legg Mason Partners Income Trust, with and into Western Asset High Yield Fund (the “Fund”), a series of the Registrant.

No registration fee is being paid at the time of filing because the Fund has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares of the Fund.

The Registration Statement is proposed to become effective on September 12, 2022, pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any questions you may have with respect to this filing to me at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann